Taxation Paid	12 Months Ended
Feb. 28, 2023
Taxation Paid Abstract
TAXATION PAID

25. TAXATION PAID

	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Balance payable at beginning of the year	(32,100)	(10,203)	(16,458)
Acquisition of subsidiary	–	477	–
Current tax for the year recognized in profit or loss	(268,069)	(225,240)	(181,632)
Translation adjustments	(3,821)	341	–
Balance payable at end of the year	47,369	32,100	10,203
	(256,621)	(202,525)	(187,887)